Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Liquidity
Time deposits - current	€ 2,605	€ 1,448
Time deposits - non-current	0	0
Time deposits	2,605	1,448
Debt securities - current	30	24
Debt securities - non-current	0	0
Debt securities	30	24
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	201	162
Financial instruments related to employee benefit plans	201	162
Loans and other financial receivables - current	79	83
Loans and other financial receivables - non-current	107	107
Loans and other financial receivables	186	190
Expected credit loss allowance - current	(3)	(3)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(3)	(3)
Non-derivative financial debt investments - current	2,711	1,552
Non-derivative financial debt investments - non-current	308	269
Non-derivative financial debt investments	3,019	1,822
Other financial assets, current	2,758	1,635
Other financial assets, non-current	6,275	3,512
Other financial assets	€ 9,033	€ 5,147
Non-derivative financial debt investments as % of other financial assets - current	98.00%	95.00%
Non-derivative financial debt investments as % of other financial assets - non-current	5.00%	8.00%
Non-derivative financial debt investments as % of other financial assets	33.00%	35.00%